T. ROWE PRICE Global Stock Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 1.3%
Common Stocks 1.3%
B3  26,248,623 67,066
Total Brazil (Cost
$60,181
)
67,066
CANADA 2.8%
Common Stocks 2.8%
Canadian Pacific Railway (USD)  337,786 26,651
Nutrien (USD)  955,311 79,090
Shopify, Class A (USD) (1) 793,150 39,079
Total Canada (Cost
$144,492
)
144,820
CAYMAN ISLANDS 0.2%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $2,295 (USD) (1)(2)(3) 602,203 1,222
1,222
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $2,662
(USD) (1)(2)(3) 54,000 9,037
9,037
Total Cayman Islands (Cost
$4,957
)
10,259
CHINA 3.5%
Common Stocks 3.5%
H World Group, ADR (USD)  1,082,929 51,418
Kanzhun, ADR (USD) (1) 1,101,023 26,744
Meituan, Class B (HKD) (1) 1,766,560 39,493
Tencent Holdings (HKD)  1,318,400 64,244
Total China (Cost
$150,850
)
181,899
DENMARK 0.5%
Common Stocks 0.5%
Ascendis Pharma, ADR (USD) (1) 208,698 25,895
Total Denmark (Cost
$16,521
)
25,895

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 2.2%
Common Stocks 2.2%
Airbus  914,025 114,588
Total France (Cost
$99,040
)
114,588
GERMANY 3.4%
Common Stocks 1.1%
Infineon Technologies  673,161 24,241
SAP  267,905 31,757
55,998
Preferred Stocks 2.3%
Sartorius (4) 272,075 122,002
122,002
Total Germany (Cost
$111,630
)
178,000
HONG KONG 1.8%
Common Stocks 1.8%
AIA Group  8,289,200 93,731
Total Hong Kong (Cost
$72,743
)
93,731
INDIA 3.0%
Common Stocks 3.0%
HDFC Bank  3,072,930 60,558
HDFC Life Insurance  5,073,551 35,995
ICICI Bank  5,898,143 60,570
Total India (Cost
$135,924
)
157,123
ITALY 3.8%
Common Stocks 3.8%
Ferrari (USD)  518,821 130,385
PRADA (HKD)  10,197,800 65,210
Total Italy (Cost
$143,154
)
195,595
JAPAN 6.7%
Common Stocks 6.7%
Daiichi Sankyo  6,355,000 199,591
Harmonic Drive Systems  1,512,500 50,943

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Keyence  125,600 57,822
Mitsubishi UFJ Financial Group  5,761,100 42,199
Total Japan (Cost
$306,945
)
350,555
NETHERLANDS 2.3%
Common Stocks 2.3%
Adyen (1) 20,676 31,260
ASML Holding  137,342 90,872
Total Netherlands (Cost
$52,473
)
122,132
SPAIN 2.2%
Common Stocks 2.2%
Amadeus IT Group, Class A (1) 1,814,411 114,315
Total Spain (Cost
$95,184
)
114,315
SWEDEN 0.9%
Common Stocks 0.9%
Svenska Cellulosa, Class B  3,521,326 48,898
Total Sweden (Cost
$43,015
)
48,898
TAIWAN 1.6%
Common Stocks 1.6%
Taiwan Semiconductor Manufacturing  4,647,000 82,005
Total Taiwan (Cost
$46,859
)
82,005
UNITED KINGDOM 5.5%
Common Stocks 5.5%
Ashtead Group  823,979 54,274
Derwent London  1,647,442 52,553
London Stock Exchange Group  1,773,485 162,354
Trainline (1) 5,306,782 18,579
Total United Kingdom (Cost
$251,381
)
287,760
UNITED STATES 55.0%
Common Stocks 54.2%
Accenture, Class A  96,300 26,873
Advanced Micro Devices (1) 803,441 60,379
Alphabet, Class A (1) 966,540 95,533
Amazon.com (1) 773,339 79,754

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Analog Devices  157,000 26,921
Apple  843,748 121,744
Atlassian, Class A (1) 127,617 20,625
Bank of America  2,727,400 96,768
Block, Class A (1) 379,567 31,018
Bright Horizons Family Solutions (1) 169,458 13,011
Burlington Stores (1) 589,783 135,550
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $11,369 (1)
(2)(3) 6,670 3,681
Charles Schwab  1,736,346 134,428
Chubb  357,100 81,237
ConocoPhillips  664,700 81,007
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $4,929 (1)
(2)(3) 307,914 18,475
Elevance Health  187,214 93,605
Eli Lilly  333,996 114,945
EOG Resources  443,955 58,713
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 24,321
Estee Lauder, Class A  141,017 39,073
Exact Sciences (1) 663,044 44,769
Exxon Mobil  99,600 11,555
GE HealthCare Technologies (1) 695,640 48,361
General Electric  961,971 77,419
Hess  580,300 87,138
HubSpot (1) 40,634 14,100
Intuitive Surgical (1) 89,219 21,920
Liberty Media-Liberty Formula One, Class C (1) 1,292,307 91,495
Mastercard, Class A  472,035 174,936
Meta Platforms, Class A (1) 174,200 25,951
Microsoft  642,036 159,103
MongoDB (1) 24,389 5,224
Netflix (1) 152,392 53,925
NOV  796,149 19,458
NVIDIA  298,000 58,220
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)
(2)(3) 834,772 401
ROBLOX, Class A (1) 352,951 13,133
ServiceNow (1) 119,780 54,516
Sherwin-Williams  392,763 92,924
Snowflake, Class A (1) 91,129 14,256
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)(3) 65,013 1,203
T-Mobile U.S. (1) 831,914 124,213
Tesla (1) 106,623 18,469
UnitedHealth Group  392,626 195,995

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,403 (1)(2)(3) 11,378 1,714
Western Alliance Bancorp  786,395 59,271
2,827,330
Convertible Preferred Stocks 0.8%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 157,791 6,615
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 121,690 5,101
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (1)(2)(3) 426 235
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (1)(2)(3) 48 26
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7 (1)(2)(3) 4 2
Databricks, Series F, Acquisition Date: 10/22/19, Cost $2,194 (1)
(2)(3) 153,273 9,196
Databricks, Series G, Acquisition Date: 2/1/21, Cost $1,618 (1)
(2)(3) 27,363 1,642
Databricks, Series H, Acquisition Date: 8/31/21, Cost $5,195 (1)
(2)(3) 70,698 4,242
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (1)(2)(3) 220,032 2,568
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (1)(2)(3) 284,475 3,320
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,927 (1)(2)(3) 520,600 6,075
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,673 (1)
(2)(3) 89,353 4,216
43,238
Total United States (Cost
$2,393,915
)
2,870,568
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 160,421,096 160,421
Total Short-Term Investments (Cost $160,421) 160,421

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 62,340,608 62,341
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 62,341
Total Securities Lending Collateral (Cost $62,341) 62,341
Total Investments in Securities 101.0%
(Cost $4,352,026) $ 5,267,971
Other Assets Less Liabilities (1.0)% (52,487)
Net Assets 100.0% $ 5,215,484
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$103,292 and represents 2.0% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at January 31, 2023.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 1,322++
Totals $ —# $ — $ 1,322+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 204,022  ¤  ¤ $ 222,762
Total $ 222,762^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,322 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $222,762.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2023, totaled $(13,189,000) for the period ended
January 31, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,156,797 $ 1,663,118 $ 51,017 $ 4,870,932
Convertible Preferred Stocks — — 52,275 52,275
Preferred Stocks — 122,002 — 122,002
Short-Term Investments 160,421 — — 160,421
Securities Lending Collateral 62,341 — — 62,341
Total $ 3,379,559 $ 1,785,120 $ 103,292 $ 5,267,971
($000s)
Beginning
Balance
10/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
1/31/23
Investment in Securities
Common Stocks $ 55,055 $ (4,038) $ — $ — $ 51,017
Convertible Preferred Stocks 61,622 (9,151) 403 (599) 52,275
Total $ 116,677 $ (13,189) $ 403 $ (599) $ 103,292

T. ROWE PRICE Global Stock Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F113-054Q1 01/23